Goodwill and Other Intangible Assets (Details 2) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Trademarks USD ($)	Dec. 31, 2013 Trademarks CNY	Dec. 31, 2012 Trademarks USD ($)	Dec. 31, 2012 Trademarks CNY	Dec. 31, 2013 Technical know-how USD ($)	Dec. 31, 2013 Technical know-how CNY	Dec. 31, 2012 Technical know-how CNY	Dec. 31, 2011 Technical know-how CNY	Dec. 31, 2012 Technical know-how USD ($)	Dec. 31, 2013 Customer relationships USD ($)	Dec. 31, 2013 Customer relationships CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2012 Customer relationships USD ($)	Dec. 31, 2013 Order backlog CNY	Dec. 31, 2012 Order backlog CNY	Dec. 31, 2013 Short-term supplier contracts CNY	Dec. 31, 2012 Short-term supplier contracts CNY	Dec. 31, 2013 Long-term supplier contracts CNY item	Dec. 31, 2012 Long-term supplier contracts CNY
Indefinite-lived intangible assets
Intangibles, net						$ 9,527	57,672	$ 9,257	57,672
Finite-lived intangible assets
Weighted average amortization period										5 years 8 months 12 days	5 years 8 months 12 days	5 years 8 months 12 days			5 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days			1 year 3 months 18 days	1 year 3 months 18 days	6 months	6 months	9 years	9 years
Gross carrying amount											209,084	209,084				66,671	66,671			23,274	23,274	4,303	4,303	137,820	137,820
Accumulated amortization		(308,711)	(304,835)								(207,820)	(207,534)				(66,671)	(63,081)			(23,274)	(23,274)	(4,303)	(4,303)	(6,643)	(6,643)
Impairment																								(131,177)	(131,177)
Intangibles, net										208	1,264	1,550		249			3,590		576
Intangibles
Gross carrying amount		498,824	498,824				57,672		57,672
Accumulated amortization		(308,711)	(304,835)								(207,820)	(207,534)				(66,671)	(63,081)			(23,274)	(23,274)	(4,303)	(4,303)	(6,643)	(6,643)
Impairment		(131,177)	(131,177)
Intangibles, net	9,735	58,936	62,812		10,082
Number of polysilicon supply agreements																								4
Total amortization expense	640	3,876	47,574	50,108						47	286	36,207	38,523		593	3,590	11,367	11,585
Estimated amortization expense
2014		265
2015		265
2016		265
2017		265
2018		204